Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010
Total long-term debt	$ 1,408.0	$ 1,634.8
Fair value hedge	3.7	3.8
Less issuance discount	(4.4)	(4.9)
Total long-term debt less issuance discount	1,407.3	1,633.7
Less current portion		(225.0)
Long-term debt, excluding current portion	1,407.3	1,408.7
4.875% Senior Notes Due August 2010 [Member]
Total long-term debt		150.0
Interest rate of debt	4.875%
Maturity date of debt	Aug. 01, 2010
7.450% Medium-Term Notes Due April 2011 [Member]
Total long-term debt		75.0
Interest rate of debt	7.45%
Maturity date of debt	Apr. 01, 2011
5.625% Senior Notes Due October 2012 [Member]
Total long-term debt	350.0	350.0
Interest rate of debt	5.625%
Maturity date of debt	Oct. 01, 2012
7.125% Debentures Due February 2016 [Member]
Total long-term debt	100.0	100.0
Interest rate of debt	7.125%
Maturity date of debt	Feb. 01, 2016
6.200 Percent Senior Notes Due October 2017 [Member]
Total long-term debt	500.0	500.0
Interest rate of debt	6.20%
Maturity date of debt	Oct. 01, 2017
6.000% Senior Notes Due August 2035 [Member]
Total long-term debt	150.0	150.0
Interest rate of debt	6.00%
Maturity date of debt	Aug. 01, 2035
6.800% Senior Notes Due October 2037 [Member]
Total long-term debt	300.0	300.0
Interest rate of debt	6.80%
Maturity date of debt	Oct. 01, 2037
ESOP Loan With Variable Rate Of Interest Due December 2018 [Member]
Total long-term debt	$ 8.0	$ 9.8
Interest rate of debt	0.55%
Maturity date of debt	Dec. 01, 2018